10. Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Notes
10. Employee Benefit Plans

10.      EMPLOYEE BENEFIT PLANS

          The Company maintains a 401(k) plan, which was qualified under Section 401(a) and Section 401(k) of the Internal Revenue Code of 1986 (the “Code”), as amended, to cover employees of the Company.

          Any employee who is 18 years of age or older is eligible to participate in the 401(k) plan on the first day of the month following the completion of one complete calendar month of continuous employment and the Company begins matching up to 4.50% of an employee’s deferred contribution, up to 6.00% of their total compensation.  During 2016, 2015 and 2014, the Company contributed $1,963,772, $1,834,138 and $1,744,475, respectively, in matching funds for employee 401(k) deferred accounts.

          The Company also maintains a non-qualified deferred compensation plan for employees who receive compensation in excess of the amount provided in Section 401(a)(17) of the Code, as such amount may be adjusted from time to time in accordance with the Code.